Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables present our revenue disaggregated by geographical areas (in thousands):

	Three Months Ended June 30, 2020
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$1,094	$—	$459	$—	$1,553
Boston, MA Area	3	808	—	291	—	1,099
Dallas / Ft. Worth Area	7	1,631	57	158	—	1,846
Houston, TX Area	3	1,165	11	43	—	1,219
Los Angeles, CA Metro Area	6	3,377	71	344	—	3,792
Miami, FL Metro Area	3	464	23	24	—	511
Minneapolis - St. Paul, MN - WI Area	4	356	16	171	—	543
Nashville, TN Area	1	172	14	153	—	339
New York / New Jersey Metro Area	7	2,961	14	290	—	3,265
Orlando, FL Area	3	637	1	83	—	721
Philadelphia, PA Area	3	964	113	18	—	1,095
San Diego, CA Area	2	647	1	68	—	716
San Francisco - Oakland, CA Metro Area	7	3,466	—	296	—	3,762
Tampa, FL Area	2	806	25	62	—	893
Washington D.C. - MD - VA Area	9	1,651	30	243	—	1,924
Other Areas	47	17,189	821	1,422	—	19,432
Orlando WorldQuest	—	51	—	28	—	79
Corporate	—	—	—	—	276	276
Total	116	$37,439	$1,197	$4,153	$276	$43,065

	Three Months Ended June 30, 2019
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$18,001	$4,607	$1,195	$—	$23,803
Boston, MA Area	3	18,880	2,272	1,002	—	22,154
Dallas / Ft. Worth Area	7	15,986	4,078	871	—	20,935
Houston, TX Area	3	6,939	2,131	219	—	9,289
Los Angeles, CA Metro Area	6	20,282	4,113	1,294	—	25,689
Miami, FL Metro Area	3	6,812	2,593	239	—	9,644
Minneapolis - St. Paul, MN - WI Area	4	9,197	2,293	1,318	—	12,808
Nashville, TN Area	1	14,539	6,272	523	—	21,334
New York / New Jersey Metro Area	7	27,391	7,598	685	—	35,674
Orlando, FL Area	3	7,597	512	413	—	8,522
Philadelphia, PA Area	3	7,037	1,010	197	—	8,244
San Diego, CA Area	2	4,734	257	273	—	5,264
San Francisco - Oakland, CA Metro Area	7	24,239	2,514	708	—	27,461
Tampa, FL Area	2	6,395	1,765	294	—	8,454
Washington D.C. - MD - VA Area	9	39,610	8,159	2,339	—	50,108
Other Areas	47	91,993	16,003	6,285	—	114,281
Orlando WorldQuest	—	1,018	37	298	—	1,353
Sold properties	5	7,602	1,084	322	—	9,008
Corporate	—	—	—	—	1,123	1,123
Total	121	$328,252	$67,298	$18,475	$1,123	$415,148

	Six Months Ended June 30, 2020
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$15,152	$4,059	$1,612	$—	$20,823
Boston, MA Area	3	7,596	995	1,524	—	10,115
Dallas / Ft. Worth Area	7	14,759	3,978	1,117	—	19,854
Houston, TX Area	3	6,271	2,302	231	—	8,804
Los Angeles, CA Metro Area	6	19,589	3,428	1,429	—	24,446
Miami, FL Metro Area	3	8,606	2,464	231	—	11,301
Minneapolis - St. Paul, MN - WI Area	4	4,926	1,275	761	—	6,962
Nashville, TN Area	1	9,710	5,114	1,041	—	15,865
New York / New Jersey Metro Area	7	17,296	3,417	1,390	—	22,103
Orlando, FL Area	3	7,550	428	761	—	8,739
Philadelphia, PA Area	3	4,651	801	179	—	5,631
San Diego, CA Area	2	3,991	248	306	—	4,545
San Francisco - Oakland, CA Metro Area	7	19,558	2,068	944	—	22,570
Tampa, FL Area	2	7,415	2,166	413	—	9,994
Washington D.C. - MD - VA Area	9	22,097	4,418	2,220	—	28,735
Other Areas	47	82,507	11,817	6,952	—	101,276
Orlando WorldQuest	—	1,082	25	375	—	1,482
Sold properties	1	490	144	15	—	649
Corporate	—	—	—	—	1,048	1,048
Total	117	$253,246	$49,147	$21,501	$1,048	$324,942

	Six Months Ended June 30, 2019
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$38,277	$9,650	$2,390	$—	$50,317
Boston, MA Area	3	28,350	3,873	1,814	—	34,037
Dallas / Ft. Worth Area	7	31,890	8,854	1,756	—	42,500
Houston, TX Area	3	13,580	4,692	418	—	18,690
Los Angeles, CA Metro Area	6	40,826	8,706	2,460	—	51,992
Miami, FL Metro Area	3	15,722	5,381	464	—	21,567
Minneapolis - St. Paul, MN - WI Area	4	15,566	3,915	2,111	—	21,592
Nashville, TN Area	1	26,621	11,470	1,220	—	39,311
New York / New Jersey Metro Area	7	46,268	12,304	1,451	—	60,023
Orlando, FL Area	3	16,583	1,048	873	—	18,504
Philadelphia, PA Area	3	11,704	1,803	353	—	13,860
San Diego, CA Area	2	9,063	659	492	—	10,214
San Francisco - Oakland, CA Metro Area	7	45,864	4,852	1,275	—	51,991
Tampa, FL Area	2	14,529	4,478	563	—	19,570
Washington D.C. - MD - VA Area	9	65,365	13,609	4,150	—	83,124
Other Areas	47	172,369	30,418	11,586	—	214,373
Orlando WorldQuest	—	2,204	52	691	—	2,947
Sold properties	5	13,852	2,595	612	—	17,059
Corporate	—	—	—	—	2,195	2,195
Total	121	$608,633	$128,359	$34,679	$2,195	$773,866

The following tables present our revenue disaggregated by geographical areas (in thousands):

	Year Ended December 31, 2019
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$72,572	$18,878	$4,650	$—	$96,100
Boston, MA Area	3	61,222	7,943	3,773	—	72,938
Dallas / Ft. Worth Area	7	59,926	15,814	3,486	—	79,226
Houston, TX Area	3	26,038	9,208	809	—	36,055
Los Angeles, CA Metro Area	6	78,689	16,117	5,237	—	100,043
Miami, FL Metro Area	3	27,857	9,277	938	—	38,072
Minneapolis - St. Paul, MN - WI Area	4	32,073	7,997	3,727	—	43,797
Nashville, TN Area	1	51,628	22,356	2,356	—	76,340
New York / New Jersey Metro Area	7	98,961	24,239	3,461	—	126,661
Orlando, FL Area	3	30,400	1,865	1,737	—	34,002
Philadelphia, PA Area	3	24,469	3,903	723	—	29,095
San Diego, CA Area	2	17,838	1,395	1,015	—	20,248
San Francisco - Oakland, CA Metro Area	7	91,081	9,628	2,627	—	103,336
Tampa, FL Area	2	25,187	7,858	1,112	—	34,157
Washington D.C. - MD - VA Area	9	124,056	26,231	8,333	—	158,620
Other Areas	48	343,813	58,878	23,567	—	426,258
Orlando WorldQuest	—	4,066	102	1,333	—	5,501
Sold properties	4	15,111	2,228	769	—	18,108
Corporate	—	—	—	—	4,202	4,202
Total	121	$1,184,987	$243,917	$69,653	$4,202	$1,502,759

	Year Ended December 31, 2018
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$66,688	$17,060	$5,217	$—	$88,965
Boston, MA Area	3	60,232	7,725	3,468	—	71,425
Dallas / Ft. Worth Area	7	61,910	16,746	3,602	—	82,258
Houston, TX Area	3	26,783	9,214	854	—	36,851
Los Angeles, CA Metro Area	6	77,976	15,645	4,702	—	98,323
Miami, FL Metro Area	3	28,366	9,009	997	—	38,372
Minneapolis - St. Paul, MN - WI Area	4	36,138	9,618	4,602	—	50,358
Nashville, TN Area	1	50,120	13,116	1,783	—	65,019
New York / New Jersey Metro Area	6	74,441	23,029	2,899	—	100,369
Orlando, FL Area	3	28,966	1,570	1,325	—	31,861
Philadelphia, PA Area	3	24,385	4,534	869	—	29,788
San Diego, CA Area	2	18,392	1,075	971	—	20,438
San Francisco - Oakland, CA Metro Area	6	81,368	7,726	2,562	—	91,656
Tampa, FL Area	2	22,896	6,459	1,542	—	30,897
Washington D.C. - MD - VA Area	9	113,902	23,673	6,695	—	144,270
Other Areas	48	330,898	55,358	23,245	—	409,501
Orlando WorldQuest	—	4,429	130	1,188	—	5,747
Sold properties	7	26,797	2,624	1,261	—	30,682
Corporate	—	—	—	—	4,009	4,009
Total	122	$1,134,687	$224,311	$67,782	$4,009	$1,430,789

	Year ended December 31, 2017
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$67,463	$17,526	$4,979	$—	$89,968
Boston, MA Area	3	58,719	8,265	3,217	—	70,201
Dallas / Ft. Worth Area	7	61,086	16,887	3,258	—	81,231
Houston, TX Area	3	27,965	9,162	738	—	37,865
Los Angeles, CA Metro Area	6	77,224	15,503	4,592	—	97,319
Miami, FL Metro Area	3	28,833	9,057	992	—	38,882
Minneapolis - St. Paul, MN - WI Area	4	36,156	9,740	4,391	—	50,287
Nashville, TN Area	1	50,530	16,979	1,629	—	69,138
New York / New Jersey Metro Area	6	73,670	24,876	2,528	—	101,074
Orlando, FL Area	3	30,053	1,851	736	—	32,640
Philadelphia, PA Area	3	23,434	4,052	725	—	28,211
San Diego, CA Area	2	18,044	1,512	769	—	20,325
San Francisco - Oakland, CA Metro Area	6	77,713	8,073	2,033	—	87,819
Tampa, FL Area	3	23,775	6,699	760	—	31,234
Washington D.C. - MD - VA Area	9	111,928	23,896	5,094	—	140,918
Other Areas	48	327,697	54,716	18,822	—	401,235
Orlando WorldQuest	—	4,946	141	1,224	—	6,311
Sold properties	10	43,899	5,842	1,717	—	51,458
Corporate	—	—	—	—	3,154	3,154
Total	126	$1,143,135	$234,777	$58,204	$3,154	$1,439,270